Lease Liabilities - Summary of Supplemental Cash Flow Information Related To Operating Leases (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 17,672,048	$ 15,660,780
Right-of-use assets obtained in exchange for operating lease obligations	$ 13,800,876	$ 137,301,712